Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Entity Registrant Name	STERLING CONSOLIDATED Corp
Entity Central Index Key	0001555972
Entity Filer Category	Smaller Reporting Company